Offerings	Sep. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon vesting and settlement of outstanding restricted stock units under the 2012 Restricted Stock Unit Plan (as amended, the "2012 Plan")
Amount Registered | shares	3,096,895
Proposed Maximum Offering Price per Unit	23.50
Maximum Aggregate Offering Price	$ 72,777,032.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,142.16
Offering Note	(1) (a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of Class A common stock, par value $0.001 per share (the "Class A Common Stock") that become issuable under the above-named plans, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Class A Common Stock. (b) Represents shares of the Registrant's Class A Common Stock issuable upon the vesting and settlement of outstanding restricted stock unit awards granted under the 2012 Plan. (c) Pursuant to Rule 457(h) of the Securities Act, and solely for the purposes of calculating the amount of the registration fee, the proposed maximum offering price is based on the initial public offering price of the Class A Common Stock of $23.50 per share, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-286000), as amended (the "S-1 Registration Statement"), that was declared effective on September 16, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon the exercise of outstanding stock options under the 2015 Stock Option Plan (the "2015 Plan")
Amount Registered | shares	15,265,568
Proposed Maximum Offering Price per Unit	5.60
Maximum Aggregate Offering Price	$ 85,487,180.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,088.09
Offering Note	(2) See note 1(a). (a) Represents shares of the Registrant's Class A Common Stock issuable upon the exercise of outstanding stock options granted under the 2015 Plan. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on $5.60 per share, which is the weighted-average exercise price of the outstanding stock options granted under the 2015 Plan being registered.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon vesting and settlement of outstanding restricted stock units under the Registrant's Amended and Restated 2022 Omnibus Incentive Plan (the "2022 Plan")
Amount Registered | shares	33,325,674
Proposed Maximum Offering Price per Unit	23.50
Maximum Aggregate Offering Price	$ 783,153,339.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 119,900.78
Offering Note	(3) See note 1(a). (a) Represents shares of the Registrant's Class A Common Stock issuable upon the vesting and settlement of outstanding restricted stock unit awards granted under the 2022 Plan. (b) Pursuant to Rule 457(h) of the Securities Act, and solely for the purposes of calculating the amount of the registration fee, the proposed maximum offering price is based on the initial public offering price of the Class A Common Stock of $23.50 per share, as set forth in the S-1 Registration Statement that was declared effective on September 16, 2025.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock reserved for issuance pursuant to awards under the 2022 Plan
Amount Registered | shares	46,060,565
Proposed Maximum Offering Price per Unit	23.50
Maximum Aggregate Offering Price	$ 1,082,423,277.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 165,719.00
Offering Note	(4) See note 1(a). (a) Represents shares of the Registrant's Class A Common Stock reserved for issuance under the 2022 Plan. The number of shares of Class A Common Stock available for issuance under the 2022 Plan will be annually increased beginning on and including January 1, 2026 and ending on and including January 1, 2035, equal to the lesser of (i) 5% of the aggregate number of shares of all classes of our common stock (on an as converted to Class A common stock basis) outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of Class A Common Stock as determined by our board of directors. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Class A Common Stock of $23.50 per share, as set forth in the S-1 Registration Statement that was declared effective on September 16, 2025.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock reserved for issuance pursuant to the Registrant's 2025 Employee Stock Purchase Plan (the "ESPP")
Amount Registered | shares	4,529,002
Proposed Maximum Offering Price per Unit	23.50
Maximum Aggregate Offering Price	$ 106,431,547.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,294.67
Offering Note	(5) See note 1(a). (a) Represents shares of the Registrant's Class A Common Stock reserved for issuance under the ESPP. The number of shares of Class A Common Stock available for issuance under the ESPP will be annually increased beginning on and including January 1, 2026 and ending on and including January 1, 2035, equal to the lesser of (i) 1% of the aggregate number of shares of all classes of our common stock (on an as converted to Class A common stock basis) outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of Class A Common Stock as determined by our board of directors. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Class A Common Stock of $23.50 per share, as set forth in the S-1 Registration Statement that was declared effective on September 16, 2025.